Guarantees, commitments and risks - Additional information (Details) t in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2021 EUR (€) item	Oct. 31, 2020 EUR (€)	Jul. 31, 2008 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) t instrument	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Mar. 15, 2021 EUR (€)	Mar. 10, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 31, 2017 EUR (€)	Dec. 31, 2012 EUR (€)
Guarantees, commitments and risks
Guarantees					€ 10,160,000,000	€ 8,884,000,000
Capital commitments					14,848,000,000
Investment agreed					106,000,000	108,000,000
Risks					934,000,000	600,000,000
Amount charged for contract of property					€ 117,000,000
Period over which the management deems the liquidity reserves retained are enough to meet the financial obligations					18 months
Lease liabilities					€ 5,337,000,000	5,018,000,000				€ 5,648,000,000
Contractual commitment, obligation of companies held for sale					€ 67,000,000
Quantity of total emission of carbon dioxide | t					17,740
Quantity of free emission allowance of carbon dioxide | t					5,340
Deficit quantity of emission allowance of carbon dioxide | t					12,400
Perpetual subordinated bonds
Guarantees, commitments and risks
Notional amount					€ 5,000,000,000
Number of euro-denominated perpetual subordinated hybrid bonds issued	2				2
Notional amount of bonds issued during period	€ 2,000,000,000	€ 3,000,000,000			€ 2,000,000,000
Equity credit assigned (as a percent)	50.00%
Sustainability-linked bond
Guarantees, commitments and risks
Notional amount of bonds issued during period					1,000,000,000
Project relating to Dogger Bank (C)
Guarantees, commitments and risks
Capital commitments					€ 262,000,000
Equity interest acquired (as a percent)					20.00%		20.00%
Spain and Greece renewable energy project
Guarantees, commitments and risks
Capital commitments					€ 250,000,000
Alleged illegal handling of waste material
Guarantees, commitments and risks
Fine payable									€ 700,000
Contextual confiscation amount									€ 44,248,071
Environmental claim relating to Municipality of Cengio
Guarantees, commitments and risks
Claim amount					€ 250,000,000
Block OPL 245 Nigeria
Guarantees, commitments and risks
Claim amount | $							$ 1,092
Estimated fair value of the asset | $							$ 3,500
Interest in assets (as a percent)					50.00%
Congo proceedings
Guarantees, commitments and risks
Sanction agreed								€ 11,800,000
Derivatives
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting					€ 7,159,000,000	1,033,000,000
Eni Abu Dhabi Refining & Trading BV
Guarantees, commitments and risks
Capital commitments					€ 3,532,000,000	3,260,000,000
Eni Abu Dhabi Refining & Trading BV | ADNOC Refining
Guarantees, commitments and risks
Equity interest acquired (as a percent)					20.00%		20.00%
Trans Tunisian Pipeline Company SpA and Transmediterranean Pipeline Co Ltd
Guarantees, commitments and risks
Capital commitments					€ 385,000,000
Equity interest to be transferred					49.90%
Eni Trading Shipping Inc
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting					€ 71,000,000	2,000,000
Eni Rewind SpA and Versalis SpA | Porto Torres dock damage
Guarantees, commitments and risks
Claim amount												€ 1,500,000,000
Eni Rewind SpA | Alleged environmental damage caused by DDT pollution in Lake Maggiore
Guarantees, commitments and risks
Litigation damages annulled by the court			€ 1,833,500,000
Estimated damage value			€ 7,000,000
Number of years required to monitor natural recovery			20 years
Estimated compensatory work											€ 9,500,000
Exploration & Production
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting					1,540,000,000	753,000,000
Uncommitted short-term borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities					6,207,000,000	7,183,000,000
Committed borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities					2,835,000,000	5,295,000,000
Commited credit lines					5,114,000,000
Committed borrowing facilities | Over 12 months
Guarantees, commitments and risks
Undrawn borrowing facilities					2,820,000,000	4,750,000,000
Euro Medium Term Notes
Guarantees, commitments and risks
Maximum amount issuable					20,000,000,000
Notional amount					16,400,000,000
Risk associated with contractual assurances to acquirers
Guarantees, commitments and risks
Risks					246,000,000	230,000,000
Value of assets of third parties under custody
Guarantees, commitments and risks
Risks					€ 688,000,000	370,000,000
Currency
Guarantees, commitments and risks
Period of possible future changes in market values monitored					1 day
Percentage of confidence level					99.00%
Holding period					20 days
Interest rate risk
Guarantees, commitments and risks
Percentage of confidence level					99.00%
Holding period					20 days
Commodity price risk
Guarantees, commitments and risks
Percentage of confidence level					95.00%
Holding period					1 day
Strategic liquidity risk
Guarantees, commitments and risks
Percentage of confidence level					99.00%
Holding period					1 day
Period of medium and long-term financial debts for which coverage must be provided					24 months
Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Capital commitments					€ 70,039,000,000	€ 64,294,000,000
Increase (decrease) in capital commitments					€ 5,745,000,000
Angola LNG Supply Services Llc
Guarantees, commitments and risks
Percentage of interest in project					13.60%
Cardon IV SA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture					50.00%
Proportion of voting rights held in joint venture					50.00%	50.00%
Contractual volumes of gas amount					€ 11,000,000,000
Saipem SpA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture					30.54%
Proportion of voting rights held in joint venture					31.20%	31.08%
Expected capital increase				€ 2,000,000,000
Eni USA Gas Marketing Llc | Angola LNG Supply Services Llc
Guarantees, commitments and risks
Capital commitments						€ 1,672,000,000
Partners of unincorporated joint operations
Guarantees, commitments and risks
Lease liabilities					€ 2,370,000,000	2,429,000,000
ENI SpA | Committed borrowing facilities
Guarantees, commitments and risks
Commited credit lines					5,000,000,000
ENI SpA | Euro Medium Term Notes
Guarantees, commitments and risks
Notional amount					14,100,000,000
ENI SpA | Saipem SpA
Guarantees, commitments and risks
Expected capital increase				€ 610,000,000
EniPower SpA
Guarantees, commitments and risks
Capital commitments					99,000,000
Coral FLNG SA | Third parties
Guarantees, commitments and risks
Maximum financial guarantee given by the company					€ 1,324,000,000
Percentage of obligation covered by guarantee					100.00%
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds					€ 3,601,000,000	3,209,000,000
Underlying commitment					6,267,000,000	4,520,000,000
Guarantees					6,432,000,000	4,758,000,000
Consolidated subsidiaries | Exploration & Production
Guarantees, commitments and risks
Independent gurantee contract amount					943,000,000
Consolidated subsidiaries | Third parties
Guarantees, commitments and risks
Independent gurantee contract amount					913,000,000
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees					190,000,000	176,000,000
Joint ventures and associates
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds					1,764,000,000	1,544,000,000
Underlying commitment					1,816,000,000	1,898,000,000
Guarantees					3,358,000,000	3,800,000,000
Joint ventures and associates | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee					1,413,000,000	1,533,000,000
Joint ventures and associates | Rete Ferroviaria Italiana SpA
Guarantees, commitments and risks
Guarantees						499,000,000
Joint ventures and associates | Gulf LNG Energy and Gulf LNG Pipeline
Guarantees, commitments and risks
Guarantees					179,000,000	165,000,000
Joint ventures and associates | Coral FLNG SA
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds					1,260,000,000	1,079,000,000
Joint ventures and associates | Coral FLNG SA | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee						1,304,000,000
Others
Guarantees, commitments and risks
Underlying commitment					124,000,000	87,000,000
Guarantees					180,000,000	150,000,000
Others | State oil Company of Mozambique ENH
Guarantees, commitments and risks
Guarantees					€ 157,000,000	€ 145,000,000